SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION - Schedule of Financial Expense, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Financial Expense Net Abstract
Change in fair value of financial liabilities measured at fair value	$ 198	$ 64	$ 277	$ 145	$ (1,150)	$ 86
Issuance costs					52	3
Less: Loss upon entering Transactions					4,783	0
Interest income	(43)	(6)	(34)	(25)	(1)	(153)
Foreign currency exchange loss, net	61	42	55	148	247	453
Other	0	2	3	2	7	6
Total financial expense (income), net	$ 216	$ 102	$ 301	$ 270	$ 3,938	$ 395